Accrued Expenses (Details) - Schedule of Accrued Expenses - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accrued Expenses [Abstract]
Accrued compensation	$ 641	$ 452	$ 846
Other accrued expenses	489	265	228
Total accrued expenses	$ 1,130	$ 717	$ 1,074